Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Summary of Portfolio of Financial Instruments Composed of Debt Instruments and DFI

	Reference Rate	*Notional Amount As of December 31, 2023 (in thousands of each currency)
Debt	TIIE 28D MXN	117,888,000
	TIIE 91D MXN	16,433,024
DFI	TIIE 28D MXN	31,733,673
*Note: Notional amounts with maturity after December 31, 2023.

Details of Interest Rate Sensitivity
Interest rate sensitivity to + 10 bp

Interbank Yield Curves	PEMEX Curves
Currency	Sensitivity debt	Sensitivity DFIs	Sensitivity net	Sensitivity debt
CHF	U.S.$	—	U.S.$	—	U.S.$	—	U.S.$	—
Euro	23,855	(21,179)	2,676	18,558
Pound Sterling	1,047	(1,047)	—	971
Yen	1,490	(1,033)	457	1,322
Peso	13,006	470	13,476	12,277
UDI	9,424	(9,424)	0	7,864
U.S. dollar	767,974	188,565	956,539	285,854
In thousands of U.S. dollars Figures not audited

Details of Interest Rate and Currency Derivative Financial Instruments
Exchange rate sensitivity +1% and VaR 95%

	Interbank Yield Curves				Sensitivity Net		VaR 95% Net		PEMEX Curves
Currency	Sensitivity Debt		Sensitivity DFIs						Sensitivity Debt
CHF	U.S.$	—	U.S.$	—	U.S.$	—	U.S.$	—	U.S.$	—
Euro	(92,148)		55,795		(36,353)		(28,260)		(80,003)
Pound Sterling	(5,699)		5,699		—		—		(5,373)
Yen	(5,776)		(598)		(6,374)		(5,736)		(5,227)
Peso	(182,812)		(20,312)		(203,124)		(233,308)		(179,849)
UDI	(23,722)		23,722		—		0		(21,635)
In thousands of U.S. dollars Figures not audited

Details of Current and Potential Exposures and Aggregated By Credit Rating
Maximum Credit Exposure by term in Petróleos Mexicanos

Rating	Current		Less than 1 year		1-3 years		3-5 years		5-7 years		7-10 years		More than 10 years
A+	U.S.$	(192,479)	U.S.$	332,570	U.S.$	300,229	U.S.$	270,236	U.S.$	—	U.S.$	—	U.S.$	—
A-	(58,169)		376,513		205,966		230,186		—		—		—
BBB+	49,142		351,609		428,153		244,613		158,324		207,909		236,128
BBB	(2,759,272)		189,848		433,955		406,929		249,882		303,135		354,981
BBB-	(45,488)		32,796		58,427		121,869		—		—		—
							in thousands of U.S. dollars Figures not audited

Summary Maximum Credit Exposure by term in Petróleos Mexicanos including debt
Maximum Credit Exposure by term in Petróleos Mexicanos including debt

Rating	Current		Less than 1 year		1-3 years		3-5 years		5-7 years		7-10 years		More than 10 years
A+	U.S.$	—	U.S.$	21,892	U.S.$	300,229	U.S.$	270,236	U.S.$	—	U.S.$	—	U.S.$	—
A-	10,266		159,033		205,966		230,186		—		—		—
BBB+	—		10,112		376,358		244,613		158,324		207,909		236,128
BBB	—		—		9,962		406,929		249,882		303,135		354,981
BBB-	—		32,796		58,427		121,869		—		—		—
							in thousands of U.S. dollars Figures not audited

Details of Quantitative Disclosure of Debt Cash Flow's Maturities
Quantitative Disclosure of Debt Cash Flow Maturities as of December 31, 2023(1)(2)

	Year of expected maturity date
	2024		2025		2026		2027		2028		2029 Thereafter		Total Carrying Value		Fair Value
Liabilities
Outstanding debt
Fixed rate (U.S. dollars)	Ps.	18,853,937	Ps.	29,389,312	Ps.	63,734,146	Ps.	101,457,904	Ps.	52,680,639	Ps.	771,334,587	Ps.	1,037,450,525	Ps.	914,924,609
Average interest rate (%)	—		—		—		—		—		—		6.86%
Fixed rate (Japanese yen)	—		—		9,590,744		—		—		—		9,590,744		8,844,377
Average interest rate (%)	—		—		—		—		—		—		0.54%
Fixed rate (pound sterling)	—		9,680,517		—		—		—		—		9,680,517		9,092,410
Average interest rate (%)	—		—		—		—		—		—		3.75%
Fixed rate (pesos)	126,137,419		—		31,278,595		—		—		—		157,416,014		155,178,104
Average interest rate (%)	—		—		—		—		—		—		8.33%
Fixed rate (UDIs)	—		—		25,037,795		—		5,756,414		9,076,920		39,871,129		36,611,421
Average interest rate (%)	—		—		—		—		—		—		4.10%
Fixed rate (euros)	23,366,012		30,831,092		18,678,830		23,295,171		23,245,497		25,057,638		144,474,240		135,380,508
Average interest rate (%)	—		—		—		—		—		—		4.16%
Fixed rate (Swiss francs)	—		—		—		—		—		—		—		—
Average interest rate (%)	—		—		—		—		—		—		—%
Total fixed rate debt	Ps.	168,357,368	Ps.	69,900,921	Ps.	148,320,110	Ps.	124,753,075	Ps.	81,682,550	Ps.	805,469,145	Ps.	1,398,483,169	Ps.	1,260,031,429
Variable rate (U.S. dollars)	Ps.	169,465,997	Ps.	8,272,478	Ps.	27,476,033	Ps.	2,170,400	Ps.	2,041,838	Ps.	3,307,370	Ps.	212,734,116	Ps.	168,316,129
Variable rate (euros)	—		—		—		—		—		—		—		—
Variable rate (pesos)	101,832,259		37,741,944		1,583,917		1,629,795		1,851,404		1,047,783		145,687,102		149,162,238
Total variable rate debt	Ps.	271,298,256	Ps.	46,014,422	Ps.	29,059,950	Ps.	3,800,195	Ps.	3,893,242	Ps.	4,355,153	Ps.	358,421,218	Ps.	317,478,367
Total debt	Ps.	439,655,624	Ps.	115,915,343	Ps.	177,380,060	Ps.	128,553,270	Ps.	85,575,792	Ps.	809,824,298	Ps.	1,756,904,387	Ps.	1,577,509,796
Note: Numbers may not total due to rounding.
(1)The information in this table has been calculated using exchange rates at December 31, 2023, of Ps. 16.9220 = U.S. $1.00; Ps. 0.1200 = 1.00 Japanese yen; Ps. 21.5646 = 1.00 pound sterling; Ps. 7.981602 = 1.00 UDI; Ps. 18.6963 = 1.00 euro; and Ps. 20.1101 = 1.00 Swiss franc.
(2)Does not include accrued interest.
Quantitative Disclosure of Debt Cash Flow Maturities as of December 31, 2022(1)(2)

	Year of expected maturity date
	2023		2024		2025		2026		2027		2028 Thereafter		Total Carrying Value		Fair Value
Liabilities
Outstanding debt
Fixed rate (U.S. dollars)	Ps.	49,003,377	Ps.	22,392,384	Ps.	34,634,833	Ps.	74,001,164	Ps.	116,556,308	Ps.	895,763,628	Ps.	1,192,351,694	Ps.	1,011,100,409
Average interest rate (%)	—		—		—		—		—		—		6.59%
Fixed rate (Japanese yen)	4,410,000		—		—		11,747,618		—		—		16,157,618		14,691,136
Average interest rate (%)	—		—		—		—		—		—		1.35%
Fixed rate (pounds sterling)	—		—		10,479,479		—		—		—		10,479,479		9,441,285
Average interest rate (%)	—		—		—		—		—		—		3.75%
Fixed rate (pesos)	38,129,345		118,930,168		—		31,135,724		—		—		188,195,237		182,158,536
Average interest rate (%)	—		—		—		—		—		—		7.76%
Fixed rate (UDIs)	—		—		—		24,060,801		—		14,024,600		38,085,401		37,120,498
Average interest rate (%)	—		—		—		—		—		—		4.09%
Fixed rate (euros)	28,979,202		25,859,165		34,142,241		20,714,535		25,865,189		53,510,465		189,070,797		173,811,236
Average interest rate (%)	—		—		—		—		—		—		4.30%
Fixed rate (Swiss francs)	7,659,500		—		—		—		—		—		7,659,500		7,475,294
Average interest rate (%)	—		—		—		—		—		—		1.75%
Total fixed rate debt	Ps.	128,181,424	Ps.	167,181,717	Ps.	79,256,553	Ps.	161,659,842	Ps.	142,421,497	Ps.	963,298,693	Ps.	1,641,999,726	Ps.	1,435,798,394
Variable rate (U.S. dollars)	204,537,935		57,417,565		5,739,676		2,398,477		2,487,239		6,104,457		278,685,349		272,536,429
Variable rate (euros)	13,415,342		—		—		—		—		—		13,415,342		13,497,422
Variable rate (pesos)	80,449,683		25,456,403		7,790,683		1,213,716		1,200,252		1,889,545		118,000,282		131,589,540
Total variable rate debt	Ps.	298,402,960	Ps.	82,873,968	Ps.	13,530,359	Ps.	3,612,193	Ps.	3,687,491	Ps.	7,994,002	Ps.	410,100,973	Ps.	417,623,391
Total debt	Ps.	426,584,384	Ps.	250,055,685	Ps.	92,786,912	Ps.	165,272,035	Ps.	146,108,988	Ps.	971,292,695	Ps.	2,052,100,699	Ps.	1,853,421,785
Note: Numbers may not total due to rounding.
(1)The information in this table has been calculated using exchange rates at December 31, 2022, of Ps. 19.4143 = U.S. $1.00; Ps. 0.1470 = 1.00 Japanese yen; Ps. 23.3496 = 1.00 pound sterling; Ps. 7.646804 = 1.00 UDI; Ps. 20.7083 = 1.00 euro; and Ps. 20.9791 = 1.00 Swiss franc.
(2)Does not include accrued interest.
Quantitative Disclosure of Cash Flow Maturities from Derivative Financial Instruments Held or Issued for Purposes Other than Trading as of December 31, 2023(1) (2)

	Year of expected maturity date
	2024		2025		2026		2027		2028		2029 Thereafter		Total Carrying Value		Fair Value (3)
Hedging Instruments
Interest Rate DFI (2)(4)
Interest Rate Swaps (U.S. dollars)
Variable to fixed	Ps.	2,813,283	Ps.	2,072,945	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	4,886,228	Ps.	161,540
Average pay rate	2.35%		2.31%		—%		0.00%		0.00%		0.00%		N.A.		N.A.
Average receive rate	5.84%		4.55%		—%		0.00%		0.00%		0.00%		N.A.		N.A.
Interest Rate Options
Buy Cap, Sell Floor on floating in U.S. dollar SOFR 1M	Ps.	—	Ps.	42,305,000	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	42,305,000	Ps.	824,040
Currency DFI
Cross-currency swaps
Receive euros/Pay U.S. dollars	Ps.	22,534,604	Ps.	32,866,454	Ps.	18,530,120	Ps.	22,727,515	Ps.	22,588,755	Ps.	26,772,726	Ps.	146,020,174	Ps.	(3,430,313)
Receive Japanese yen/Pay U.S. dollars	—		—		—		—		—		—		—		—
Receive pounds sterling/Pay U.S. dollars	—		10,012,071		—		—		—		—		10,012,071		(469,549)
Receive UDI/Pay pesos	—		3,063,181		17,076,001		—		4,749,625		6,844,866		31,733,673		4,364,789
Receive Swiss francs/Pay U.S. dollars	—		—		—		—		—		—		—		—
Currency Options
Buy Put, Sell Put and Sell Call on Japanese yen	Ps.	—	Ps.	—	Ps.	9,598,412	Ps.	—	Ps.	—	Ps.	—	Ps.	9,598,412	Ps.	(941,833)
Buy Call, Sell Call and Sell Put on euros	23,350,245		13,543,142		—		—		23,350,245		—		60,243,632		(3,141,165)
Sell Call on pounds sterling	—		9,694,529		—		—		—		—		9,694,529		(91)
Sell Call on Swiss francs	—		—		—		—		—		—		—		—
Sell Call on Euros	—		12,142,127		14,010,147		23,350,245		—		25,218,264		74,720,783		(442,326)
FX Forwards
Receive U.S. dollars and pesos / Pay U.S. dollars and pesos	Ps.	21,266,286	Ps.	17,494,819	Ps.	6,984,701	Ps.	—	Ps.	—	Ps.	—	Ps.	45,745,806	Ps.	(24,124,384)
N.A. = not applicable.
Numbers may not total due to rounding.
(1)The information in this table has been calculated using exchange rates at December 31, 2023, of Ps. 16.9220 = U.S. $1.00 and Ps. 18.6963 = 1.00 euro.
(2)PEMEX’s management uses these DFIs to hedge market risk; however, these DFIs do not qualify for accounting purposes as hedges and are recorded in the financial statements as entered into for trading purposes.
(3)Positive numbers represent a favorable fair value to PEMEX.
(4)PMI’s risk management policies and procedures establish that DFIs should be used only for hedging purposes; however, DFIs are not recorded as hedges for accounting purposes.
Quantitative Disclosure of Cash Flow Maturities from Derivative Financial Instruments Held or Issued for Purposes Other than Trading as of December 31, 2022(1)(2)

	Year of expected maturity date
	1905		2024		2025		2026		2027		2028 Thereafter		Total Carrying Value		Fair Value (3)
Hedging Instruments
Interest Rate DFI (2)(4)
Interest Rate Swaps (U.S. dollars)
Variable to fixed	Ps.	4,346,428	Ps.	3,227,627	Ps.	2,378,252	Ps.	—	Ps.	—	Ps.	—	Ps.	9,952,307	Ps.	409,459
Average pay rate	2.37%		2.35%		2.31%		0.00%		0.00%		0.00%		N.A.		N.A.
Average receive rate	5.45%		5.07%		4.34%		0.00%		0.00%		0.00%		N.A.		N.A.
Interest Rate Options
Buy Cap, Sell Floor on floating in U.S. dollar LIBOR 1M	Ps.	—	Ps.	48,535,750	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	48,535,750	Ps.	2,263,382
Currency DFI
Cross-currency swaps
Receive euros/Pay U.S. dollars	Ps.	45,303,255	Ps.	25,853,538	Ps.	37,200,560	Ps.	21,259,267	Ps.	26,074,861	Ps.	56,631,520	Ps.	212,323,001	Ps.	(11,745,814)
Receive Japanese yen/Pay U.S. dollars	4,685,672		—		—		—		—		—		4,685,672		(231,855)
Receive pounds sterling/Pay U.S. dollars	—		—		11,486,665		—		—		—		11,486,665		(1,123,000)
Receive UDI/Pay pesos	—		—		3,063,181		17,076,001		—		11,594,491		31,733,673		6,147,449
Receive Swiss francs/Pay U.S. dollars	7,086,220		—		—		—		—		—		7,086,220		620,453
Currency Options
Buy Put, Sell Put and Sell Call on Japanese yen	Ps.	—	Ps.	—	Ps.	—	Ps.	11,845,210	Ps.	—	Ps.	—	Ps.	11,845,210	Ps.	(461,140)
Buy Call, Sell Call and Sell Put on euros	—		25,978,760		15,067,681		—		—		25,978,760		67,025,201		(4,750,485)
Sell Call on pounds sterling	—		—		10,556,234		—		—		—		10,556,234		(2,835)
Sell Call on Swiss francs	7,664,921		—		—		—		—		—		7,664,921		(1,617)
Sell Call on Euros	13,508,955		—		13,508,955		15,587,256		25,978,760		28,057,061		96,640,987		(375,031)
FX Forwards
Receive U.S. dollars / Pay pesos	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—
N.A. = not applicable.
Numbers may not total due to rounding.
(1)The information in this table has been calculated using exchange rates at December 31, 2022, of Ps. 19.4143 = U.S. $1.00 and Ps. 20.7083 = 1.00 euro.
(2)PEMEX’s management uses these DFIs to hedge market risk; however, these DFIs do not qualify for accounting purposes as hedges and are recorded in the financial statements as entered into for trading purposes.
(3)Positive numbers represent a favorable fair value to PEMEX.
(4)PMI’s risk management policies and procedures establish that DFIs should be used only for hedging purposes; however, DFIs are not recorded as hedges for accounting purposes.

Summary of Financial Liabilities Interest And Principal Cash Flow Maturities
The following tables show the estimated amount of principal and interest cash flow maturities of PEMEX’s financial liabilities as of December 31, 2023 and 2022 (DFIs are not included):
Financial Liabilities Interest and Principal Cash Flow Maturities as of December 31, 2023(1)

			Year of expected maturity date
	Total Carrying Value		2024		2025		2026		2027		2028		2029 Thereafter		Total
Financial Liabilities
Suppliers	Ps.	368,345,849	Ps.	368,345,849	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	368,345,849
Accounts and accrued expenses Payable	83,646,764		83,646,764		—		—		—		—		—		83,646,764
Leases	41,848,333		9,869,758		6,994,150		6,078,204		6,033,850		5,235,062		28,081,239		62,292,263
Debt	1,794,470,357		550,583,179		206,633,907		256,300,963		192,796,139		145,605,972		1,520,792,292		2,872,712,452
Total	Ps.	2,288,311,303	Ps.	1,012,445,550	Ps.	213,628,057	Ps.	262,379,167	Ps.	198,829,989	Ps.	150,841,034	Ps.	1,548,873,531	Ps.	3,386,997,328
Note: Numbers may not total due to rounding.
(1)The information in this table has been calculated using exchange rates at December 31, 2023, of Ps. 16.9220 = U.S. $1.00; Ps. 0.1200 = 1.00 Japanese yen; Ps. 21.5646 = 1.00 pound sterling; Ps. 7.981602 = 1.00 UDI; Ps. 18.6963 = 1.00 euro; and Ps. 20.1101 = 1.00 Swiss franc.
Financial Liabilities Interest and Principal Cash Flow Maturities as of December 31, 2022(1)

			Year of expected maturity date
	Total Carrying Value		2023		2024		2025		2026		2027		2028 Thereafter		Total
Financial Liabilities
Suppliers	Ps.	282,245,250	Ps.	282,245,250	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	282,245,250
Accounts and accrued expenses Payable	81,808,426		81,808,426		—		—		—		—		—		81,808,426
Leases	51,131,575		12,675,801		9,520,188		7,597,880		6,872,446		6,326,035		38,294,561		81,286,911
Debt	2,091,463,996		589,247,128		364,516,602		180,784,946		248,156,834		213,073,284		1,828,545,637		3,424,324,431
Total	Ps.	2,506,649,247	Ps.	965,976,605	Ps.	374,036,790	Ps.	188,382,826	Ps.	255,029,280	Ps.	219,399,319	Ps.	1,866,840,198	Ps.	3,869,665,018
Note: Numbers may not total due to rounding.
(1)The information in this table has been calculated using exchange rates on December 31, 2022, of Ps. 19.4143 = U.S. $1.00; Ps. 0.1470 = 1.00 Japanese yen; Ps. 23.3496 = 1.00 Pound sterling; Ps. 7.646804 = 1.00 UDI; Ps. 20.7083 = 1.00 euro; and Ps. 20.9791 = 1.00 Swiss franc.

Summary of Fair Values and Notional Amounts of DFIs that were designated as non-hedges
The following table shows the fair values and notional amounts of PEMEX’s DFIs, including those with an open position and those that have matured but that have not been settled, which were designated as non-hedges for accounting purposes and entered into for trading purposes as of December 31, 2023 and 2022. It should be noted that:
•DFIs’ fair value includes CVA and is calculated based on market quotes obtained from market sources such as Bloomberg, Proveedor Integral de Precios, S.A. de C.V., among others.
•Fair value is calculated internally, either by discounting cash flows with the corresponding zero-coupon yield curve, in the original currency, or through other standard methodologies commonly used in the financial markets for certain specific instruments.

December 31, 2023	December 31, 2022
DFI	POSITION	Notional Amount	Fair Value	Notional Amount	Fair Value
Interest rate swaps	PEMEX pays fixed in U.S. dollar and receives floating in 3-month U.S. dollar LIBOR + spread.	Ps.	—	Ps.	—	Ps.	4,246,878	Ps.	122,931
Interest rate swaps	PEMEX pays fixed in U.S. dollar and receives floating in 6-month U.S. dollar LIBOR + spread.	—	—	5,678,683	286,469
Interest rate swaps	PEMEX pays fixed in U.S. dollar and receives floating in 3-month U.S. dollar SOFR + spread.	1,586,438	36,496	—	—
Interest rate swaps	PEMEX pays fixed in U.S. dollar and receives floating in 6-month U.S. dollar SOFR + spread.	3,299,790	125,045	—	—
Cross-currency swaps	PEMEX pays the 28-day TIIE + spread in pesos and receives fixed in UDI.	31,733,673	4,364,789	31,733,673	6,147,449
Cross-currency swaps	PEMEX pays fixed in U.S. dollar and receives fixed in Japanese yen.	—	—	4,685,672	(231,856)
Cross-currency swaps	PEMEX pays floating in 3-month U.S. dollar LIBOR + spread and receives floating in 3-month euro LIBOR + spread.	—	—	14,868,234	(1,361,333)
Cross-currency swaps	PEMEX pays fixed in U.S. dollar and receives fixed in euro.	146,020,174	(3,430,313)	197,454,768	(10,384,481)
Cross-currency swaps	PEMEX pays fixed in U.S. dollar and receives fixed in Pound sterling.	10,012,071	(469,549)	11,486,665	(1,123,000)
Cross-currency swaps	PEMEX pays fixed in U.S. dollar and receives fixed in CHF.	—	—	7,086,220	620,453
Interest Rate Options	PEMEX Buy Cap, Sell Floor on floating in U.S. dollar LIBOR 1M.	—	—	48,535,750	2,263,382
Interest Rate Options	PEMEX Buy Cap, Sell Floor on floating in U.S. dollar SOFR 1M.	42,305,000	824,040	—	—
Currency Options	PEMEX Buy Put, Sell Put and Sell Call on Japanese yen	9,598,412	(941,833)	11,845,210	(461,140)
Currency Options	PEMEX Buy call, Sell Call and Sell Put on euro	60,243,631	(3,141,165)	67,025,201	(4,750,485)
Currency Options	PEMEX Sell Call on Pound sterling	9,694,529	(91)	10,556,234	(2,835)
Currency Options	PEMEX Sell Call on CHF	—	—	7,664,921	(1,617)
Currency Options	PEMEX Sell Call on euro	74,720,783	(442,326)	96,640,988	(375,031)
Currency swaps (prepaid swap)	PEMEX pays U.S. dollar and pesos and receives U.S. dollar and pexos.	45,745,807	(24,124,384)	—	—
Interest rate swaps	PEMEX pays fixed in U.S. dollar and receives floating in U.S. dollar LIBOR 1M.	—	—	26,746	59
Subtotal	Ps.	(27,199,291)	Ps.	(9,251,035)

		December 31, 2023			December 31, 2022
DFI	Position	Volume (MMb)	Fair Value		Volume (MMb)	Fair Value
Crude oil Options	PEMEX buys Put and sells Put	51.63	Ps.	436,521	34.90	Ps.	(207,494)
Crack Spread Swaps	PEMEX pays fixed in U.S.$ and receives floating in U.S.$ Crack Spread Diesel	—	—		0.59	(27,959)
	Subtotal		Ps.	436,521		Ps.	(235,453)

	Total		Ps.	(26,762,770)		Ps.	(9,486,488)

		December 31, 2023			December 31, 2022
DFI	Market	Volume (MMb)	Fair value		Volume (MMb)	Fair value
Futures	Exchange traded	(1.18)	Ps.	11,460	(1.48)	Ps.	(263,060)
Petroleum Products Swaps	Exchange traded	(0.49)	(4,636)		(2.27)	146,828
Notes: Amounts may not total due to rounding.

Summary of Location on the Consolidated Statement of Financial Position and the Fair Value of DFIs
The following tables present the fair value of PEMEX’s DFIs that are included in the consolidated statement of financial position in Derivative financial instruments (including both DFIs that have not reached maturity and those that have reached maturity but have not been settled), as of December 31, 2023, and 2022:

	Derivatives assets Fair value
	December 31, 2023		December 31, 2022
Derivatives not designated as hedging instruments
Embedded derivatives	Ps.	194,194	Ps.	—
Crude oil options	436,521		—
Interest rate options	824,040		2,263,382
Cross-currency swaps	8,310,089		10,082,786
Interest rate swaps	161,540		409,400
Total derivatives not designated as hedging instruments	Ps.	9,926,384	Ps.	12,755,568
Total assets	Ps.	9,926,384	Ps.	12,755,568

	Derivatives liabilities Fair value
	December 31, 2023		December 31, 2022
Derivatives not designated as hedging instruments
Crude oil options	Ps.	—	Ps.	(207,494)
Currency options	(4,082,999)		(5,211,625)
Crack spread swaps	—		(27,959)
Cross-currency swaps	(32,411,963)		(16,795,037)
Interest rate swaps	—		59
Total derivatives not designated as hedging instruments	Ps.	(36,494,962)	Ps.	(22,242,056)
Total liabilities	Ps.	(36,494,962)	Ps.	(22,242,056)
Net total	Ps.	(26,568,578)	Ps.	(9,486,488)

Summary of Net Gain (Loss) Recognized in Income on Derivative Financial Instruments
The following table presents the net gain (loss) recognized in income on PEMEX’s DFIs for the years ended December 31, 2023, 2022 and 2021, in the consolidated statement of comprehensive income which is presented in the “Derivative financial instruments income (cost), net” line item:

Derivatives not designated as hedging instruments	Amount of gain (loss) recognized in the Statement of operations on derivatives
	December 31, 2023		December 31, 2022		December 31, 2021
Embedded derivatives	Ps.	194,194	Ps.	—	Ps.	—
Forwards	(325,605)		(57,874)		255,045
Futures	(116,638)		(1,871,162)		(1,478,143)
Crude oil options	(1,472,311)		(3,038,638)		(2,373,131)
Currency options	1,121,329		(3,592,393)		(4,791,503)
Interest rate options	100,615		2,664,631		522,241
Crack spread swaps	575,932		(27,883)		—
Cross-currency swaps	600,937		(17,511,767)		(17,344,621)
Crude oil futures swaps	—		—		(146,350)
Interest rate swaps	11,987		572,135		132,219
DFIs not identified	(18,214)		—		—
Total	Ps.	672,226	Ps.	(22,862,951)	Ps.	(25,224,243)